April 7, 2021
Re: Vanguard Bond Index Funds (the “Trust”)
File No. 33-06001
Commissioners:
Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.
Sincerely,
/s/Tiina Vaisanen
Tiina Vaisanen
Associate Counsel
The Vanguard Group, Inc.
Enclosures
cc: Lisa N. Larkin
U.S. Securities and Exchange Commission